Note 6 - Note Payable - Summary of Note Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
2016	$ 1,894
2017	2,124
2018	1,161
2019	34
Total payments	5,213
Less: Amount representing interest	(380)
Present value of obligations	4,833
Notes Payable, Current	$ 4,833	$ 2,500